UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       NS Advisors, LLC
Address    274 Riverside Avenue, Westport, CT 06880



Form 13F File Number:    028-13819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Andrew R. Jones
Title   Managing Member
Phone   203-227-9898

Signature, Place, and Date of Signing:

/s/ Andrew R. Jones       Westport, CT       May 15, 2012
-------------------       -------------       ------------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      22
Form 13F Information Table Value Total:      118,435   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
Aaron's Inc                    COM              002535300     8985    346921          SOLE                  346921 0        0
ACI Worldwide                  COM              004498101     7552    187527          SOLE                  187527 0        0
AFC Enterprises                COM              00104Q107     9991    589066          SOLE                  589066 0        0
Bridgepoint Education          COM              10807M105     9368    378516          SOLE                  378516 0        0
Cbeyond Inc.                   COM              149847105     1249    156164          SOLE                  156164 0        0
Corinthian Colleges            COM              218868107      556    134400          SOLE                  134400 0        0
Corrections Corp of America    COM              22025Y407     7331    268439          SOLE                  268439 0        0
First Cash Fin Services        COM              31942D107     1923     44844          SOLE                   44844 0        0
FNB United Corp.               COM              302519202      212     11245          SOLE                   11245 0        0
Frisch's Restaurants           COM              358748101     3341    123975          SOLE                  123975 0        0
Geo Group Inc                  COM              36159R103     6804    357936          SOLE                  357936 0        0
Getty Realty                   COM              374297109     4337    278396          SOLE                  278396 0        0
H&R Block Inc.                 COM              093671105    10438    633748          SOLE                  633748 0        0
Imperial Holdings              COM              452834104     2431    910478          SOLE                  910478 0        0
Infospace                      COM              45678T300     7399    577612          SOLE                  577612 0        0
NBH Holdings                   COM              62875T108     2805    165000          SOLE                  165000 0        0
Papa Johns International       COM              698813102     2657     70550          SOLE                   70550 0        0
Rent-A-Center Inc.             COM              76009N100     6521    172750          SOLE                  172750 0        0
Sabra Health Care              COM              78573L106    10750    653906          SOLE                  653906 0        0
State Bank Fin Corp            COM              856190103     4173    238330          SOLE                  238330 0        0
Unitek Global Services         COM              91324T302     3832   1137088          SOLE                 1137088 0        0
Valassis Communications        COM              918866104     5780    251300          SOLE                  251300 0        0